Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005439 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005439 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005439 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005439 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005439 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005439 | News
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005439 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000005439 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005439 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005439 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005439 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005439 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005439 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005439 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005439 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005439 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005440 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005440 | MetLife
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005440 | Southern
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005440 | QUALCOMM
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005440 | Chubb
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | American International Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | Charles Schwab
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005440 | News
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005440 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000005440 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000005440 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000005440 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000005440 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005440 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000005440 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005440 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005440 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005440 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.80%